Schedule I - Financial Information of Parent Company	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Additional Information - Financial Statement Schedule I

Financial information of Parent Company

Balance sheets

(In U.S. dollars, except share-related data)

	December 31,
	2013	2014
Assets

Current assets:
Cash and cash equivalents	$721,271	$1,383,205
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	6,807,051	7,492,739
Prepaid expenses and other current assets	167,562	2,479,810
Dividends receivable	18,917,296	17,541,570

Total current assets	26,613,180	28,897,324
Investments in subsidiaries, VIEs and VIE’s subsidiaries	60,283,341	48,389,562
Rental deposits	66,893	66,893

Total assets	$86,963,414	$77,353,779

Liabilities and shareholders' equity

Current liabilities:
Accrued expenses and other current liabilities	286,041	296,866
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	10,906,476	12,441,549

Total current liabilities	$11,192,517	$12,738,415

Shareholders' equity
Ordinary shares (111,145,633 and 112,417,933 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	14,353	56,386,606
Additional paid-in capital	84,346,266	24,207,606
Accumulated other comprehensive income	12,285,615	12,064,338
Retained deficits	(20,875,337)	(28,043,186)

Total shareholders' equity	75,770,897	64,615,364

Total liabilities and shareholders' equity	$86,963,414	$77,353,779

Financial information of Parent Company

Statements of Comprehensive Income

(In U.S. dollars)

	December 31,
	2012	2013	2014
Cost of revenues	$4,245	$2,584	$-

Gross loss	(4,245)	(2,584)	-

Operating expenses:
General and administrative	1,445,591	1,417,843	1,418,198
Product development	68,961	62,914	50,859
Sales and marketing	43,018	160,112	108,384
Stock-based compensation	207,677	2,539,274	4,132,182

Total operating expenses	1,765,247	4,180,143	5,709,623

Interest income	2,180	605	30
Equity in deficits of subsidiaries, VIEs and VIE’s subsidiaries	(9,674,955)	(4,985,519)	(6,394,055)
Exchange gain, net	(413,004)	594,513	(76,351)
Other income	64	-	674,414
Gain from sale of cost method investment	-	-	4,337,736

Net loss	$(11,855,207)	$(8,573,128)	$(7,167,849)

Other comprehensive income, net of tax:
Changes in foreign currency translation adjustment	130,115	1,195,795	(221,070)
Net unrealized loss on available-for-sale securities, net of tax effects of $5,728, nil and nil for 2012, 2013 and 2014, respectively	(13,110)	-	-
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil and nil for 2012, 2013 and 2014, respectively	45,567	-	-

Other comprehensive income (loss), net of tax	162,572	1,195,795	(221,070)

Comprehensive loss	$(11,692,635)	$(7,377,333)	$(7,388,919)

Financial Information of Parent Company

Parent Company Statement of Shareholders' Equity

(In U.S. dollars, except share data)

	Ordinary shares		Additional paid-in	Accumulated other comprehensive	Retained	Total shareholders'
	Shares	Amount	capital	income (loss)	deficits	equity

Balance as of January 1, 2012	110,935,383	$14,325	$80,446,578	$10,927,248	$(447,002)	$90,941,149

Exercise of share options by employees	20,000	3	3,197	-	-	3,200
Share-based compensation	-	-	207,677	-	-	207,677
Equity pick up from compensation of a subsidiary	-	-	505,791	-	-	505,792
Net unrealized loss on available-for-sale securities, net of tax effects of $5,728	-	-	-	(13,110)	-	(13,110)
Reclassification adjustment of available-for sale securities, net of tax effects of nil	-	-	-	45,567	-	45,567
Foreign currency translation adjustment	-	-	-	130,115	-	130,115
Net loss	-	-	-	-	(11,855,207)	(11,855,207)

Balance as of December 31, 2012	110,955,383	$14,328	$81,163,243	$11,089,820	$(12,302,209)	$79,965,182

Exercise of share options by employees	190,250	25	30,415	-	-	30,440
Share-based compensation	-	-	2,539,274	-	-	2,539,274
Equity pick up from compensation of a subsidiary	-	-	421,473	-	-	421,473
Acquisition of business combination	-	-	191,861	-	-	191,861
Foreign currency translation adjustment	-	-	-	1,195,795	-	1,195,795
Net loss	-	-	-	-	(8,573,128)	(8,573,128)

Balance as of December 31, 2013	111,145,633	$14,353	$84,346,266	$12,285,615	$(20,875,337)	$75,770,897

Transfer share premium to share capital	-	55,718,184	(55,718,184)	-	-	-
Exercise of share options by employees	1,164,300	654,055	-	-	-	654,055
Restricted shares issued	108,000	14	-	-	-	14
Share-based compensation	-	-	4,132,182	-	-	4,132,182
Equity pick up from compensation of a subsidiary	-	-	408,075	-	-	408,075
Business restructure	-	-	(8,960,940)	-	-	(8,960,940)
Foreign currency translation adjustment	-	-	207	(221,277)	-	(221,070)
Net loss	-	-	-	-	(7,167,849)	(7,167,849)

Balance as of December 31, 2014	112,417,933	$56,386,606	$24,207,606	$12,064,338	$(28,043,186)	$64,615,364

Financial information of Parent Company

Statements of cash flows

(In U.S. dollars, except share-related data)

	December 31,
	2012	2013	2014
Operating activities:
Net loss	$(11,855,207)	$(8,573,128)	$(7,167,849)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation	207,677	2,539,274	4,132,182
Gain from sale of cost method investment	-	-	(4,337,736)
Equity in losses of subsidiaries, VIEs and VIE's subsidiaries	9,674,955	4,985,519	6,394,055
Changes in assets and liabilities:
Prepaid expenses and other current assets	26,907	(63,446)	(143,380)
Amounts due from subsidiaries, VIEs and VIE's subsidiaries	317,359	(4,092,500)	983,297
Rental deposits	(66,622)	(271)	-
Accrued expenses and other current liabilities	(10,225)	34,392	10,825
Amounts due to subsidiaries, VIEs and VIE's subsidiaries	8,095,649	1,779,098	1,535,073

Net cash provided by (used in) operating activities	6,390,493	(3,391,062)	1,406,467

Investing activities:
Dividend receivable	4,171,269	1,140,713	1,375,727
Capital injection to subsidiaries	(10,327,422)	-	(2,774,315)

Net cash (used in) provided by investing activities	(6,156,153)	1,140,713	(1,398,588)

Financing activities:
Proceeds from stock options exercised by employees	3,200	30,440	654,055

Net cash provided by financing activities	3,200	30,440	654,055

Effect of exchange rate changes	1	-	-

Net increase (decrease) in cash and cash equivalents	237,541	(2,219,909)	661,934
Cash and cash equivalents, beginning of year	2,703,639	2,941,180	721,271

Cash and cash equivalents, end of year	$2,941,180	$721,271	$1,383,205

Note:

Basis for preparation

The parent-company Financial Information of China Finance Online has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that China Finance Online has used equity method to account for its investments in its subsidiaries and variable interest entities.